Share Based Compensation (Details) - Schedule of Stock Option Activity - $ / shares	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Schedule of Option Activity Under the Employee Share Option Plan [Line Items]
Number of Shares, Balance available under the plan, Beginning balance	274,050	332,824	208,514	208,514
Number of Shares, Additions to the plan			200,000
Number of Shares, Non-Qualified Stock Options (NSO)			88,076
Number of Shares, Cancelled/expired/exercised	4,786	11,226	12,386		603,337
Number of Shares, Issued	25,000	70,000
Number of Shares, Balance available under the plan, Ending balance	375,006	274,050	332,824	375,006	208,514
Options [Member]
Schedule of Option Activity Under the Employee Share Option Plan [Line Items]
Number of Shares, Balance available under the plan, Beginning balance	274,050	332,824	208,514	208,514
Weighted Average Exercise Price, Outstanding Beginning Balance (in Dollars per share)
Number of Shares, Additions to the plan			200,000
Weighted Average Price, Incentive Stock Options (ISO) (in Dollars per share)
Number of Shares, Non-Qualified Stock Options (NSO)			88,076
Weighted Average Price, Non-Qualified Stock Options (NSO) (in Dollars per share)			$ 3.6
Number of Shares, Cancelled/expired/exercised	125,956	11,226	12,386		603,337
Weighted Average Price, Cancelled/expired/exercised (in Dollars per share)	$ 4.3	$ 3.6	$ 4
Number of Shares, Issued	25,000	70,000
Weighted Average Price, Issued (in Dollars per share)	$ 4.6	$ 3.9
Number of Shares, Balance available under the plan, Ending balance	375,006	274,050	332,824	375,006	208,514
Weighted Average Exercise Price, Outstanding Ending Balance (in Dollars per share)
Shares of Stock [Member]
Schedule of Option Activity Under the Employee Share Option Plan [Line Items]
Number of Shares, Balance available under the plan, Beginning balance
Weighted Average Exercise Price, Outstanding Beginning Balance (in Dollars per share)
Weighted Average Price, Incentive Stock Options (ISO) (in Dollars per share)
Number of Shares, Incentive Stock Options (ISO)
Number of Shares, Non-Qualified Stock Options (NSO)
Weighted Average Price, Non-Qualified Stock Options (NSO) (in Dollars per share)
Number of Shares, Cancelled/expired/exercised
Weighted Average Price, Cancelled/expired/exercised (in Dollars per share)
Number of Shares, Issued
Weighted Average Price, Issued (in Dollars per share)
Number of Shares, Balance available under the plan, Ending balance
Weighted Average Exercise Price, Outstanding Ending Balance (in Dollars per share)